Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2010	$ 21	$ 18,272	$ 6,511	$ (1,660)	$ (1,452)	$ 64	$ 21,756
Net income (loss)			229				229
Other comprehensive income (loss)						(46)	(46)
ESOP shares committed for release		(6)			54		48
Stock option expense		92					92
Restricted stock award expense		136					136
Balance at Sep. 30, 2011	21	18,494	6,740	(1,660)	(1,398)	18	22,215
Net income (loss)			(639)				(639)
Other comprehensive income (loss)						93	93
ESOP shares committed for release		(12)			55		43
Stock option expense		100					100
Restricted stock award expense		146					146
Balance at Sep. 30, 2012	$ 21	$ 18,728	$ 6,101	$ (1,660)	$ (1,343)	$ 111	$ 21,958